Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Assets	$ 2,219,445	$ 2,146,618
Ireland
Segment Reporting Information [Line Items]
Assets	957,886	880,378
Rest of Europe
Segment Reporting Information [Line Items]
Assets	506,356	504,418
U.S.
Segment Reporting Information [Line Items]
Assets	643,831	650,681
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 111,372	$ 111,141